Leases - Lease Cost (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 3,505
Variable lease cost	723
Short-term lease cost	1,554
Total lease cost	$ 5,782